Subsequent Events (Details) - USD ($)							3 Months Ended
	Jun. 14, 2023	Jun. 13, 2023	Jun. 01, 2023	May 18, 2023	Apr. 14, 2023	Apr. 02, 2023	Mar. 31, 2023	Mar. 31, 2022	Jun. 21, 2023	Jun. 15, 2023	Mar. 13, 2023	Feb. 16, 2023	Jul. 20, 2021
Subsequent Events
Purchase price, per unit													$ 10.00
Redemption Amount not Exceed of Trust Account											$ 150,000	$ 150,000
Redemption shares value							$ 895,995	$ 20,342
Subsequent Event
Subsequent Events
Market value									$ 35,000,000
Percentage of refundable cash fee		25.00%
Deferred fee		$ 9,000,000
Redemption Amount not Exceed of Trust Account		4,500,000
Redemption shares value		$ 4,500,000
Subsequent Event | Sett & Lucas Limited
Subsequent Events
Business combination equity value issuable						$ 3,000,000.0
Business combination equity shares issuable						300,000
Business combination value issuable						$ 4,000,000.0
Cash consideration						$ 1,000,000.0
Subsequent Event | Sponsor [Member]
Subsequent Events
Unsecured loan										$ 200,000
Subsequent Event | Founder Share Member
Subsequent Events
Purchase price, per unit			$ 9.70
Shares issued other, value			$ 2,425,500
Shares issued other (in shares)			250,000
Subsequent Event | Sponsor [Member]
Subsequent Events
Investment of cash into Trust Account	$ 150,000			$ 150,000	$ 150,000